Oil and Gas Properties - Sensitivity of the Estimated Recoverable Amount of Possible Changes (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 CAD ($)
Lloydminster CGU
Disclosure of detailed information about property, plant and equipment [line items]
Recoverable amount	$ 327,216
Impairment loss (reversal)	0
Change in discount rate of 1%	27,250
Change in oil price of $2.50/bbl	82,500
Change in gas price of $0.25/mcf	500
Viking CGU
Disclosure of detailed information about property, plant and equipment [line items]
Recoverable amount	407,201
Impairment loss (reversal)	(148,000)
Change in discount rate of 1%	19,000
Change in oil price of $2.50/bbl	45,500
Change in gas price of $0.25/mcf	$ 3,500